ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Jun. 30, 2014
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank, Advances [Text Block]
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2014 and 2013 by pledges of certain residential mortgage loans totaling $22.7 million and $31.6 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2014
(in thousands)
2015	$9,865
2016	623
2017	431
2018	2,328
2019	3,249
2020	189
2021	142
2022-2032	373
$17,200

At June 30, 2014 interest rates for advances were fixed ranging from 0.12% to 6.95%, with a weighted-average interest rate of 1.39%.

Maturing year ended June 30, 2013
(in thousands)
2014	$14,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020	189
2021-2031	514
$24,255
Premium assigned to borrowings in CKF Bancorp acquisition, net of amortization	55
$24,310

At June 30, 2013 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.17%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Based on collateral composed of first mortgage loans and the Company’s holdings of FHLB stock, the Company was eligible to borrow up to $109.4 million as of June 30, 2014.